OTHER RECEIVABLES (Schedule of Other Receivables) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Trade and other current receivables [abstract]
Government authorities	$ 226	$ 61
BARDA funds	2,175	953
Prepaid expenses and other	129	224
Former shareholder, net (see Note 15)	666	1,169
Other receivables	$ 3,196	$ 2,407